Share Capital - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 SGD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2023 $ / shares
Disclosure of classes of share capital [line items]
Share capital authorized | $	$ 50,000
Number of shares authorised	500,000,000
Share repurchase programme [Member]
Disclosure of classes of share capital [line items]
Stock repurchased during the period shares	2,223,728	1,048,812
Warrant [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	70,000	70,000
Common Class A [Member]
Disclosure of classes of share capital [line items]
Conversion of options exercise	one
Common Class A [Member] | Warrant [Member]
Disclosure of classes of share capital [line items]
Number of shares issued		490,000
Common Class A [Member] | Performance Share Plan Vesting [Member]
Disclosure of classes of share capital [line items]
Increase in number of ordinary shares	222,945	134,474
Common Class A [Member] | Warrants Vesting [Member]
Disclosure of classes of share capital [line items]
Increase in number of ordinary shares		490,000
Ordinary shares [member] | Common Class A [Member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares				$ 0.0001
Voting rights	one
Number of shares authorised	50,000,000
Options exercise Period	September 30, 2036
Ordinary shares [member] | Common Class A [Member] | Death Or Permanent Disability [Member]
Disclosure of classes of share capital [line items]
Options exercise Period	nine months
Ordinary shares [member] | Common Class B [Member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares				0.0001
Voting rights	ten
Number of shares authorised	200,000,000
Undesignated Shares [Member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares				$ 0.0001
Number of shares authorised	250,000,000
ADR [Member]
Disclosure of classes of share capital [line items]
Number of shares remaining held	350,000	420,000
ADR [Member] | Warrant [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	490,000
ADR [Member] | Warrants Vesting [Member]
Disclosure of classes of share capital [line items]
Increase in number of ordinary shares		490,000